Segment and Geographical Information - Summary of External Revenues by Geographic Location (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of geographical areas [line items]
Revenues	$ 279,007	$ 209,478	$ 159,290
Revenue percentage	100.00%	100.00%	100.00%
Canada
Disclosure of geographical areas [line items]
Revenues	$ 147,821	$ 149,064	$ 148,768
Revenue percentage	53.00%	71.10%	93.40%
USA
Disclosure of geographical areas [line items]
Revenues	$ 118,125	$ 45,982	$ 0
Revenue percentage	42.30%	22.00%	0.00%
Europe
Disclosure of geographical areas [line items]
Revenues	$ 13,061	$ 14,432	$ 10,522
Revenue percentage	4.70%	6.90%	6.60%